October 1, 2019

VIA EDGAR

Filing Desk
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Sterling Capital Funds, File Nos. 33-49098 and 811-06719

Ladies and Gentlemen:

On behalf of Sterling Capital Funds, accompanying this letter for electronic filing under Rule 497(e) of the Securities Act of 1933, as amended (“Rule 497(e)”), are interactive data files relating to a supplement filed with the Securities and Exchange Commission on September 23, 2019 under Rule 497(e), to the following:

•	Sterling Capital Funds Class A and Class C Shares Prospectus, dated February 1, 2019.

•	Sterling Capital Funds Institutional, Class R and ClassR6 Shares Prospectus, dated February 1, 2019.

The purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

Please call me at 610.940.0948 if you have any questions regarding this filing.

Sincerely,

/s/ Michelle Whalen

Michelle Whalen